JNL/MC JNL 5 FUND
In the summary prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph following the bullets in its entirety and replace it with the following:
In the prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the first two paragraphs, including the bullets, in its entirety and replace with the following:

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

Principal Investment Strategies.  The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

•	20% in the DowSM 10 Strategy, a dividend yielding strategy;
•	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy*;
•	20% in the Global 15 Strategy, a dividend yielding strategy;
•	20% in the 25 Strategy, a dividend yielding strategy; and
•	20% in the Select Small-Cap Strategy, a small capitalization strategy*.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

* The principal investment strategy for the S&P® 10 Strategy and Select Small-Cap Strategy are described below. There are no corresponding Funds using these strategies.

In the prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please add the following at the end of the section:

The S&P® 10 Strategy

Principal Investment Strategies.  The S&P 10 Strategy seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index®”).

The S&P 10 Strategy is determined as follows:

•	The Sub-Adviser ranks the companies in the S&P® 500 Index by market capitalization;
•	The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;
•	From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;
•	From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and
•	The Sub-Adviser allocates approximately equal amounts of the S&P 10 Strategy to the selected ten companies.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

The Select Small-Cap Strategy

Principal Investment Strategies.  Under normal circumstances, the Select Small-Cap Strategy seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization (“small cap”) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (“NYSE”), or The Nasdaq Stock Market (“Nasdaq”) on each Stock Selection Date.  The population of securities from which the Strategy’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements.  The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Companies, which as of the Stock Selection Date, will be removed from the NYSE and the Nasdaq Stock Market will also be removed from the universe of securities from which the Select-Small-Cap Strategy stocks are selected.

The Select Small-Cap Strategy consists of a portfolio of 100 companies selected through the following process on each Stock Selection Date:

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The Sub-Adviser selects all U.S. traded common stocks which trade on the NYSE or Nasdaq (excluding American Depository Receipts, mineral and oil royalty trusts, limited partnerships, limited liability companies, or other companies that share similar tax structures and treatments);

•
From those companies, the Sub-Adviser then selects only those companies which have a market capitalization within the applicable range and also meet the average daily dollar trading volume requirement;

•	From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;
•	Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;
•	The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;
•	From the remaining list, the Sub-Adviser selects the 100 companies with the greatest price appreciation in the last 12 months (highest to lowest); and
•	The Select Small-Cap Fund purchases the selected 100 companies, allocating its assets among them in proportion to the relative market capitalization of each company.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.